Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedules of Related Party Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	A shareholder of the Group
5Y Capital's affiliates (“5Y Capital”, previously known as "Morningside")	A shareholder of the Group
Beijing Xichen Technology Co., Ltd and its subsidiaries (“Xichen Group”)	An investee of the Group
Fuzhou Ruifeng Renewable resources Co., Ltd (“Ruifeng”)	An investee of the Group
Manak Waste Management Private Limited (“Manak”)	An investee of the Group
Shanghai Meda Information Technology Co., Ltd (“Meda”)	An investee of the Group
Shenzhen Aileyou Information Technology Co., Ltd (“Aileyou”)	An investee of the Group
Shanghai Yueyie Network Information Technology Co., Ltd (“Yueyie”)	An investee of the Group
Shanghai Gulin Technology Co., Ltd(“Gulin”)	An investee of the Group
Jinsong	An investee of the Group
AiFenLei	An investee of the Group
Shanghai Yuekun Environmental Protection Technology Co., Ltd (“Yuekun”)	A Subsidiary of AiFenLei
Shanghai Yueqing Information Technology Co., Ltd. (“Yueqing”)	An investee of the Group

For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Service Revenue
Consultation service provided to Manak	6,364	—	—
PAIPAI platform service provided to Jinsong	—	—	1,389
Merchandise costs
Purchase from JD Group	8,073	25,440	6,906
Purchase from Gulin(1)	—	—	175,118
Operating expenses
Service received from JD Group(2)	82,637	166,079	363,946
Service received from Aileyou	—	2,019	8,502
Service received from Gulin	—	—	3,006
Interest income from loans provided to related parties	672	1,750	1,272

Amount due from related parties
Loan to Jinsong	75,000	—	—
Loan to Yueqing	3,500	—	—
Loan to Gulin	—	—	80,500
Loan to Yuekun	81,600	138,332	85,900
Loan to Aileyou	3,900	2,400	—
Repayments from Jinsong	81,797	—	—
Repayments from Yuekun	20,062	175,755	110,015
Repayments from Aileyou	1,520	2,911	—
Repayments from Gulin	—	—	80,500
Repayments from Yueqing	—	—	9,500

18.Related party transactions—(Continued)

As of December 31, 2019, 2020 and 2021, the amount due from/to related parties are as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Due from JD Group (4)	115,395	165,626	320,955
Due from Jinsong
Other receivables from Jinsong	45,407	45,661	5,670
Due from Yueqing
Loans provided to Yueqing	9,500	9,500	—
Due from Xichen Group	7,000	3,500	—
Due from Ruifeng
Loans provided to Ruifeng	4,000	—	—
Due from Meda
Loans provided to Meda	600	—	—
Due from Yuekun
Loans provided to Yuekun	61,538	24,115	—
Other receivables from Yuekun	16,177	26,668	2,076
Due from AiFenLei
Other receivables from Aifenlei	—	—	22,315
Due from Aileyou
Loans provided to Aileyou	2,380	1,869	1,869
Other receivables from Aileyou	3,230	12,217	40,317
Due from Gulin
Other receivables from Gulin	—	—	17,450
	265,227	289,156	410,652
Due to JD Group
Prepaid subscription from JD Group (5)	—	35,000	—
Other payables to JD Group (3)	74,218	44,688	64,975
Due to 5Y Capital
Convertible loan due to 5Y Capital	33,423	33,423	—
Loan from Jinsong	223	—	8,611
Due to Aileyou	—	1,384	—
Due to Yuekun	—	118	5
Due to Yueyie	—	56	—
Due to Gulin	—	—	385
	107,864	114,669	73,976

(1)	Gulin is the newly invested investee of the Group in 2021 and is one of the new product suppliers of the Group, the Group mainly purchases new products from Gulin.
(2)	In connect with the growing business on Paipai platform in 2021, the Group received more services from JD group, mainly include channel sales services, advertising services, and logistic services.
(3)	Other payables to JD Group mainly includes channel commissions payable to JD Group.
(4)

Amount due from JD Group includes fund receivables from payment service provider of JD Group, cash collected by JD Group from third party merchants on behalf of the Group, and advance payment to customers on behalf of JD Group.

(5)

The amount represents RMB35,000 prepaid subscription from an entity of JD Group for Series E convertible redeemable preferred shares. The issuance of preferred shares is upon ODI approval, otherwise the amount will be refunded to the investor. Upon the approval of the ODI, the amount was converted to Series E convertible redeemable preferred shares and subsequently converted to Class A ordinary shares immediately after IPO completion.